Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			12 Months Ended
	Oct. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt						$ (199,658)	$ (4,109)	$ 1,030,092
7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt				$ (4,600)
7.75% Senior Notes due June 2021 [Member] | Intelsat Luxembourg [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt		$ 22,100
Senior Notes Due February 2023 And Senior Notes Due October 2024 [Member] | Intelsat Connect Finance And Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt			$ (204,100)
Second Luxembourg 2018 Exchange [Member] | 2018 Luxembourg Notes [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt					$ 500
Senior Notes [Member] | Senior Notes Due October 2024 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt	$ (17,800)